UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 96.8%
Consumer Discretionary 11.1%
Automobiles 0.7%
Harley-Davidson, Inc.	41,900	2,157,850
Hotels Restaurants & Leisure 1.6%
McDonald's Corp.	87,400	5,217,780
Household Durables 0.4%
Fortune Brands, Inc.	14,900	1,248,173
Media 1.7%
McGraw-Hill Companies, Inc.	46,600	2,331,864
Omnicom Group, Inc.	61,000	3,109,780

		5,441,644

Multiline Retail 3.1%
Kohl's Corp.*	60,700	3,336,679
Nordstrom, Inc.	25,600	1,009,664
Target Corp.	89,900	5,516,264

		9,862,607
Specialty Retail 2.8%
Best Buy Co., Inc.	30,400	1,475,008
GameStop Corp. "A"*	26,900	1,593,018
Lowe's Companies, Inc.	45,600	1,226,184
Staples, Inc.	92,050	2,148,447
Tiffany & Co.	44,100	2,389,338

		8,831,995
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.*	67,900	2,482,424
Consumer Staples 11.0%
Beverages 3.8%
Diageo PLC	156,705	3,584,204
PepsiCo, Inc.	116,440	8,583,957

		12,168,161
Food & Staples Retailing 1.7%
Shoppers Drug Mart Corp.	31,800	1,864,272
Walgreen Co.	91,100	3,612,115

		5,476,387
Food Products 2.7%
Dean Foods Co.	114,100	3,168,557
Groupe Danone	33,232	2,848,336
Kellogg Co.	48,800	2,576,152

		8,593,045
Household Products 2.8%
Colgate-Palmolive Co.	39,050	2,978,344
Procter & Gamble Co.	82,100	5,707,592

		8,685,936
Energy 13.7%
Energy Equipment & Services 6.2%
Baker Hughes, Inc.	65,300	5,662,816
Noble Corp.	59,400	3,145,230
Schlumberger Ltd.	81,300	7,851,141
Transocean, Inc.*	26,840	3,203,891

		19,863,078
Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips	41,690	3,541,982
Devon Energy Corp.	64,900	6,061,660
EOG Resources, Inc.	61,600	5,457,760
Valero Energy Corp.	38,400	2,704,512
XTO Energy, Inc.	90,066	5,978,581

		23,744,495
Financials 5.1%
Capital Markets 2.7%
Lehman Brothers Holdings, Inc.	57,600	3,648,384
State Street Corp.	38,990	3,110,232

UBS AG (Registered)	36,465	1,950,110

		8,708,726
Consumer Finance 0.4%
American Express Co.	20,000	1,219,000
Diversified Financial Services 1.0%
CME Group, Inc.	4,853	3,233,311
Insurance 1.0%
Aflac, Inc.	50,919	3,196,695
Health Care 16.2%
Biotechnology 4.4%
Celgene Corp.*	29,300	1,933,800
Genentech, Inc.*	56,600	4,195,758
Gilead Sciences, Inc.*	167,700	7,746,063

		13,875,621
Health Care Equipment & Supplies 5.2%
Baxter International, Inc.	95,200	5,712,952
C.R. Bard, Inc.	33,800	2,826,018
Hologic, Inc.*	13,200	896,676
Medtronic, Inc.	86,100	4,084,584
Zimmer Holdings, Inc.*	45,000	3,127,050

		16,647,280
Health Care Providers & Services 1.7%
Laboratory Corp. of America Holdings*	29,400	2,021,250
UnitedHealth Group, Inc.	69,700	3,425,755

		5,447,005
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.*	55,700	3,275,717
Pharmaceuticals 3.9%
Abbott Laboratories	61,600	3,364,592
Eli Lilly & Co.	25,000	1,353,750
Johnson & Johnson	119,606	7,794,723

		12,513,065
Industrials 10.4%
Aerospace & Defense 4.0%
Goodrich Corp.	42,800	2,981,448
Honeywell International, Inc.	80,000	4,832,800
United Technologies Corp.	66,200	5,070,258

		12,884,506
Electrical Equipment 2.2%
Emerson Electric Co.	131,500	6,873,505
Industrial Conglomerates 1.6%
General Electric Co.	119,850	4,933,026
Machinery 2.0%
Caterpillar, Inc.	37,300	2,782,953
Parker Hannifin Corp.	45,650	3,668,890

		6,451,843
Road & Rail 0.6%
Canadian National Railway Co.	34,300	1,920,457
Information Technology 23.8%
Communications Equipment 2.8%
Cisco Systems, Inc.*	185,290	6,125,687

QUALCOMM, Inc.	66,600	2,845,818

		8,971,505
Computers & Peripherals 7.0%
Apple, Inc.*	37,100	7,047,145
EMC Corp.*	221,200	5,616,268
Hewlett-Packard Co.	86,100	4,449,648
International Business Machines Corp.	44,000	5,109,280

		22,222,341
Electronic Equipment & Instruments 0.9%
Mettler-Toledo International, Inc.*	26,400	2,807,640
Internet Software & Services 1.3%
Google, Inc. "A"*	5,900	4,171,300
IT Services 3.2%
Accenture Ltd. "A"	109,600	4,279,880
Fiserv, Inc.*	45,200	2,504,080
Paychex, Inc.	82,800	3,459,384

		10,243,344
Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp. "A"*	51,750	1,684,463
Intel Corp.	217,160	5,841,604
Texas Instruments, Inc.	110,800	3,612,080

		11,138,147
Software 5.1%
Adobe Systems, Inc.*	70,300	3,367,370
Electronic Arts, Inc.*	48,200	2,945,984
Microsoft Corp.	191,200	7,038,072
VMware, Inc. "A"* (a)	22,300	2,783,709

		16,135,135
Materials 3.6%
Chemicals
Ecolab, Inc.	66,800	3,150,956
Monsanto Co.	43,600	4,256,668
Praxair, Inc.	48,100	4,111,588

		11,519,212
Telecommunication Services 1.4%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	74,100	3,096,639
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	35,300	1,559,554
Utilities 0.5%
Electric Utilities
Allegheny Energy, Inc.	24,400	1,480,104

Total Common Stocks (Cost $184,885,868)		308,298,253
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 5.26% (b) (c) (Cost $2,443,720)	2,443,720	2,443,720
Cash Equivalents 3.5%
Cash Management QP Trust, 5.06% (b) (Cost $11,182,442)	11,182,442	11,182,442

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,512,030)	101.1	321,924,415
Other Assets and Liabilities, Net	(1.1)	(3,449,552)

Net Assets	100.0	318,474,863

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2007 amounted to $2,394,965 which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007